Acquisitions and disposals- Divestures (Details) - Lundin Energy AB [Member] kr in Millions, $ in Billions	May 08, 2020 SEK (kr)	May 08, 2020 USD ($)
Divestments [Line Items]
Proportion of ownership interest divested	4.90%	4.90%
Proceeds from divesture/sale	kr 3.3	$ 0.3
Gain on disposal of assets or discontinued operations		$ 0.1